                                   ATLAS FUNDS
                               ATLAS ASSETS, INC.

                         SUPPLEMENT DATED JUNE 21, 2002
                         TO PROSPECTUS DATED MAY 1, 2002


     The Board of Directors has approved Madison Investment Advisors Inc. ("Madison") as the new sub-adviser to the Atlas Balanced Fund and Atlas Strategic Growth Fund in place of the current sub-adviser, OppenheimerFunds, Inc., subject to approval of the Funds' shareholders. If Madison is approved, the investment advisory fees paid by the Funds will not change, and Madison will continue to operate the Funds in a manner consistent with the Funds' current prospectus.

     Madison is a registered investment adviser formed in 1974, located in Madison, Wisconsin. It is owned by its employees, and currently has approximately $6 billion of assets under management. Its clients include corporations, endowments, financial institutions, investment companies and individuals.

     Further details will be provided in a proxy statement to be mailed to all shareholders of record of the Funds in July 2002.

                                ****************

     The table below replaces in its entirety, the "Past Performance" table for the S&P 500 Index Fund found on page 8.


PAST PERFORMANCE

The following information shows how total return has varied over time. Past performance is no guarantee of future results.


YEAR-BY-YEAR TOTAL RETURN - AS OF 12/31 EACH YEAR (%)

[CHART]
'01     -12.4

BEST QUARTER:           Q4 '01              10.57%
WORST QUARTER:          Q3 '01             -14.82%


AVERAGE ANNUAL TOTAL RETURN - AS OF 12/31/01

                                                   INCEPTION
                                         1 YEAR    (8/16/00)
RETURN BEFORE TAXES                      -12.36%    -16.26%

RETURN AFTER TAXES(1)
ON DISTRIBUTIONS                         -12.57%    -16.45%

RETURN AFTER TAXES(1)
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                       -7.53%    -13.01%

S&P 500 INDEX                            -11.88%    -15.94%

(1) SEE NOTE ON PAGE 26 UNDER "TAXES."

FOR PERFORMANCE, GO TO www.atlasfunds.com OR CALL 1-800-933-ATLAS


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